UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

100 Huntington Avenue - CPH0326

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

RMR Real Estate Income Fund

Portfolio of Investments  —  March 31, 2016 (unaudited)

Company	Shares	Value
COMMON STOCKS — 99.8%
REAL ESTATE INVESTMENT TRUSTS — 96.9%
APARTMENTS — 14.9%
American Campus Communities, Inc. (a)	26,900	$1,266,721
Apartment Investment & Management Co. (a)	38,745	1,620,316
AvalonBay Communities, Inc. (a)	28,875	5,492,025
Bluerock Residential Growth REIT, Inc. (a)	270,000	2,937,600
Camden Property Trust	5,000	420,450
Equity Residential (a)	84,000	6,302,520
Essex Property Trust, Inc. (a)	12,500	2,923,250
Independence Realty Trust, Inc. (a)	390,709	2,781,848
Mid-America Apartment Communities, Inc. (a)	18,000	1,839,780
Post Properties, Inc. (a)	14,600	872,204
UDR, Inc. (a)	39,000	1,502,670
		27,959,384
DATA CENTERS — 3.0%
CyrusOne, Inc.	15,000	684,750
Digital Realty Trust, Inc. (a)	40,000	3,539,600
DuPont Fabros Technology, Inc. (a)	20,500	830,865
QTS Realty Trust, Inc.	10,000	473,800
		5,529,015
DIVERSIFIED — 7.3%
Armada Hoffler Properties, Inc. (a)	70,000	787,500
Gladstone Commercial Corp.	22,742	372,514
Investors Real Estate Trust	62,810	456,001
Lexington Realty Trust (a)	339,058	2,915,899
NorthStar Realty Finance Corp.	30,000	393,600
One Liberty Properties, Inc.	20,071	449,791
VEREIT, Inc. (a)	218,716	1,940,011
Vornado Realty Trust (a)(b)	47,835	4,517,059
Washington Real Estate Investment Trust	28,000	817,880
Whitestone REIT	88,502	1,112,470
		13,762,725
FREE STANDING — 5.1%
Agree Realty Corp.	15,000	577,050
National Retail Properties, Inc. (a)(b)	118,900	5,493,180
Realty Income Corp. (a)	51,900	3,244,269
STORE Capital Corp.	10,000	258,800
		9,573,299
HEALTH CARE — 15.9%
HCP, Inc. (a)(b)	126,530	4,122,348
Healthcare Realty Trust, Inc. (a)	50,897	1,572,208
LTC Properties, Inc. (a)	58,897	2,664,500
Medical Properties Trust, Inc. (a)	370,320	4,806,754
National Health Investors, Inc. (a)	58,958	3,921,886
Omega Healthcare Investors, Inc. (a)	23,898	843,599
Physicians Realty Trust	134,791	2,504,417
Sabra Health Care REIT, Inc. (a)	87,254	1,752,933
Ventas, Inc. (a)	90,000	5,666,400
Welltower, Inc. (a)(b)	29,200	2,024,728
		29,879,773
INDUSTRIAL — 6.1%
DCT Industrial Trust, Inc.	23,862	941,833
Duke Realty Corp. (a)	46,100	1,039,094
EastGroup Properties, Inc. (a)	5,179	312,656
Liberty Property Trust (a)	64,737	2,166,100
Monmouth Real Estate Investment Corp.	94,962	1,129,098
Prologis, Inc. (a)	49,088	2,168,708
Rexford Industrial Realty, Inc.	20,000	363,200
STAG Industrial, Inc. (a)	164,693	3,353,150
		11,473,839
LODGING/RESORTS — 5.7%
Ashford Hospitality Prime, Inc. (a)	15,297	178,516
Ashford Hospitality Trust, Inc. (a)	105,000	669,900
Chatham Lodging Trust (a)	46,000	985,780
Chesapeake Lodging Trust (a)	70,900	1,876,014
Condor Hospitality Trust, Inc. (c)	21,160	42,320
DiamondRock Hospitality Co. (a)	55,603	562,702
FelCor Lodging Trust, Inc.	35,000	284,200
Hersha Hospitality Trust	97,645	2,083,744
Host Hotels & Resorts, Inc. (a)	24,000	400,800
LaSalle Hotel Properties (a)	10,000	253,100
Pebblebrook Hotel Trust (a)	43,100	1,252,917
RLJ Lodging Trust (a)	41,900	958,672
Summit Hotel Properties, Inc. (a)	98,203	1,175,490
		10,724,155
MANUFACTURED HOMES — 3.8%
Sun Communities, Inc. (a)	77,856	5,575,268
UMH Properties, Inc.	160,979	1,596,912
		7,172,180
MORTGAGE — 0.5%
Annaly Capital Management, Inc. (a)	45,000	461,700
RAIT Financial Trust	178,419	560,236
		1,021,936
OFFICE — 12.8%
Alexandria Real Estate Equities, Inc. (a)	34,100	3,099,349
Boston Properties, Inc. (a)	24,100	3,062,628
Brandywine Realty Trust (a)	165,300	2,319,159
City Office REIT, Inc.	149,900	1,708,860
Corporate Office Properties Trust (a)	68,500	1,797,440
Douglas Emmett, Inc. (a)	39,322	1,183,985
First Potomac Realty Trust (a)	98,364	891,178
Franklin Street Properties Corp.	65,000	689,650
Gramercy Property Trust (a)	185,044	1,563,622
Highwoods Properties, Inc. (a)	50,000	2,390,500
Kilroy Realty Corp. (a)	28,600	1,769,482
Mack-Cali Realty Corp. (a)	58,030	1,363,705
SL Green Realty Corp. (a)	22,900	2,218,552
		24,058,110
REGIONAL MALLS — 8.9%
CBL & Associates Properties, Inc. (a)	84,000	999,600
General Growth Properties, Inc.	30,000	891,900
Pennsylvania Real Estate Investment Trust (a)	127,628	2,788,672
Simon Property Group, Inc. (a)(b)	39,427	8,188,594
The Macerich Co. (a)(b)	28,470	2,255,963
WP Glimcher, Inc. (a)	159,148	1,510,314
		16,635,043
SHOPPING CENTERS — 5.1%
Cedar Realty Trust, Inc. (a)	103,627	749,223
DDR Corp. (a)	62,000	1,102,980
Kimco Realty Corp. (a)	110,000	3,165,800
Kite Realty Group Trust (a)	40,125	1,111,864
Regency Centers Corp.	6,000	449,100
Urstadt Biddle Properties, Inc.	3,831	80,259

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Weingarten Realty Investors (a)	76,500	$2,870,280
		9,529,506
SPECIALTY — 3.8%
EPR Properties (a)	97,950	6,525,429
Farmland Partners, Inc.	59,344	636,761
		7,162,190
STORAGE — 4.0%
CubeSmart (a)	15,000	499,500
Extra Space Storage, Inc.	12,000	1,121,520
Public Storage (a)	16,700	4,606,361
Sovran Self Storage, Inc. (a)	10,000	1,179,500
		7,406,881
Total Real Estate Investment Trusts (Cost $141,408,935)		181,888,036
OTHER — 2.9%
Carador PLC	5,496,600	3,270,477
CBRE Group, Inc. (c)	10,000	288,200
Hilton Worldwide Holdings, Inc.	20,000	450,400
Lennar Corp.	10,000	483,600
Peak Resorts, Inc.	1,346	4,576
Starwood Hotels & Resorts Worldwide, Inc.	10,000	834,300
Total Other (Cost $9,531,988)		5,331,553
Total Common Stocks (Cost $150,940,923)		187,219,589
PREFERRED STOCKS — 38.2%
REAL ESTATE INVESTMENT TRUSTS — 38.2%
APARTMENTS — 1.5%
Apartment Investment & Management Co., Series Z (a)	15,000	383,400
Bluerock Residential Growth REIT, Inc., Series A	95,000	2,394,950
		2,778,350
DATA CENTERS — 1.9%
Coresite Realty Corp., Series A	30,000	780,000
Digital Realty Trust, Inc., Series F (a)	25,000	662,500
Digital Realty Trust, Inc., Series G	30,000	752,400
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,283,031
		3,477,931
DIVERSIFIED — 1.8%
Investors Real Estate Trust, Series B	70,000	1,832,600
NorthStar Realty Finance Corp., Series B	22,000	493,020
NorthStar Realty Finance Corp., Series D	13,000	293,800
NorthStar Realty Finance Corp., Series E	30,000	677,700
		3,297,120
HEALTH CARE — 0.8%
Sabra Health Care REIT, Inc., Series A (a)	60,600	1,551,360
INDUSTRIAL — 1.6%
STAG Industrial, Inc., Series B	37,700	944,385
STAG Industrial, Inc., Series C	55,000	1,454,200
Terreno Realty Corp., Series A	20,000	519,000
		2,917,585
LODGING/RESORTS — 11.5%
Ashford Hospitality Trust, Series A	95,482	2,296,342
Ashford Hospitality Trust, Series D	205,756	4,835,266
Ashford Hospitality Trust, Series E (a)	45,000	1,075,500
Chesapeake Lodging Trust, Series A	65,000	1,707,550
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,852,935
Hersha Hospitality Trust, Series B (a)	80,498	2,025,330
Hersha Hospitality Trust, Series C (a)	46,000	1,252,580
Pebblebrook Hotel Trust, Series B (a)	23,500	605,830
Pebblebrook Hotel Trust, Series C (a)	78,684	2,025,326
Summit Hotel Properties, Inc., Series A (a)	10,000	264,000
Summit Hotel Properties, Inc., Series B (a)	3,300	86,047
Summit Hotel Properties, Inc., Series C (a)	32,582	844,200
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,720,650
		21,591,556
MANUFACTURED HOMES — 2.0%
Sun Communities, Inc., Series A (a)	40,000	1,044,000
UMH Properties, Inc., Series A (a)	37,500	967,500
UMH Properties, Inc., Series B	66,650	1,732,900
		3,744,400
MORTGAGE — 3.2%
Arbor Realty Trust, Inc., Series B	27,453	614,398
ARMOUR Residential REIT, Inc., Series B	30,000	624,300
iStar, Inc., Series D	11,810	265,725
iStar, Inc., Series G	21,241	478,985
MFA Financial, Inc., Series B	17,171	424,124
New York Mortgage Trust, Inc., Series B	33,450	664,986
RAIT Financial Trust, Series A	136,497	2,388,698
RAIT Financial Trust, Series B	35,122	626,576
		6,087,792
OFFICE — 4.0%
Brandywine Realty Trust, Series E (a)	23,000	606,970
Corporate Office Properties Trust, Series L	110,000	2,860,000
First Potomac Realty Trust, Series A	52,500	1,338,750
Kilroy Realty Corp., Series G (a)	65,000	1,703,000
SL Green Realty Corp., Series I (a)	40,000	1,051,200
		7,559,920
REGIONAL MALLS — 2.8%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,503,835
CBL & Associates Properties, Inc., Series E	15,000	359,850
Pennsylvania Real Estate Investment Trust, Series A	20,000	524,600
Pennsylvania Real Estate Investment Trust, Series B (a)	40,000	1,029,200
WP Glimcher, Inc., Series H	45,000	1,170,000

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
WP Glimcher, Inc., Series I	30,000	$763,500
		5,350,985
SHOPPING CENTERS — 6.2%
Cedar Realty Trust, Inc., Series B	133,029	3,369,624
DDR Corp., Series J (a)	45,586	1,182,957
DDR Corp., Series K (a)	86,000	2,236,860
Inland Real Estate Corp., Series A (e)	100,000	2,501,000
Retail Properties of America, Inc., Series A	70,000	1,859,900
Urstadt Biddle Properties, Inc., Series F (a)	20,000	528,000
		11,678,341
SPECIALTY — 0.9%
EPR Properties, Series E (a)(d)	16,400	574,000
EPR Properties, Series F (a)	40,000	1,048,000
		1,622,000
Total Real Estate Investment Trusts (Cost $68,266,611)		71,657,340
Total Preferred Stocks (Cost $68,266,611)		71,657,340
INVESTMENT COMPANIES — 1.1%
BlackRock Credit Allocation Income Trust	19,451	243,526
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,244,686
Eaton Vance Enhanced Equity Income Fund II	35,188	455,685
Nuveen Real Estate Income Fund (a)	16,661	180,605
Total Investment Companies (Cost $2,086,248)		2,124,502
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.30% (f) (Cost $994,377)	994,377	994,377
Total Investments — 139.6% (Cost $222,288,159)		261,995,808
Other assets less liabilities — 1.3%		2,396,747
Revolving credit facility — (32.0)%		(60,000,000)
Preferred Shares, at liquidation preference — (8.9)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$187,717,555

Notes to Portfolio of Investments

(a)

As of March 31, 2016, the Fund has pledged portfolio securities with a market value of $137,732,535 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. (“BNPP”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of March 31, 2016, pledged portfolio securities of the Fund with a market value of $22,905,880 (see Note (a)) have been rehypothecated by BNPP as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	Non-dividend paying security.

(d)	Convertible into common stock.

(e)	The security was fair valued on March 31, 2016 at liquidation preference plus accrued dividends.

(f)	Rate reflects 7 day yield as of March 31, 2016.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

March 31, 2016 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund (the “Fund”), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•      Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2016 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a summary of the inputs used on March 31, 2016, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$27,959,384	$—	$—	$27,959,384
Data Centers	5,529,015	—	—	5,529,015
Diversified	13,762,725	—	—	13,762,725
Free Standing	9,573,299	—	—	9,573,299
Health Care	29,879,773	—	—	29,879,773
Industrial	11,473,839	—	—	11,473,839
Lodging/Resorts	10,724,155	—	—	10,724,155
Manufactured Homes	7,172,180	—	—	7,172,180
Mortgage	1,021,936	—	—	1,021,936
Office	24,058,110	—	—	24,058,110
Regional Malls	16,635,043	—	—	16,635,043
Shopping Centers	9,529,506	—	—	9,529,506
Specialty	7,162,190	—	—	7,162,190
Storage	7,406,881	—	—	7,406,881
Total Real Estate Investment Trusts	181,888,036	—	—	181,888,036
Other	5,331,553	—	—	5,331,553
Total Common Stocks	187,219,589	—	—	187,219,589
Preferred Stocks
Real Estate Investment Trusts
Apartments	2,778,350	—	—	2,778,350
Data Centers	3,477,931	—	—	3,477,931
Diversified	3,297,120	—	—	3,297,120
Health Care	1,551,360	—	—	1,551,360
Industrial	2,917,585	—	—	2,917,585
Lodging/Resorts	21,591,556	—	—	21,591,556
Manufactured Homes	3,744,400	—	—	3,744,400
Mortgage	6,087,792	—	—	6,087,792
Office	7,559,920	—	—	7,559,920
Regional Malls	5,350,985	—	—	5,350,985
Shopping Centers	9,177,341	—	2,501,000	11,678,341
Specialty	1,622,000	—	—	1,622,000
Total Real Estate Investment Trusts	69,156,340	—	2,501,000	71,657,340
Total Preferred Stocks	69,156,340	—	2,501,000	71,657,340
Investment Companies	2,124,502	—	—	2,124,502
Short-Term Investments
Money Market Funds	994,377	—	—	994,377
Total Investments	$259,494,808	$—	$2,501,000	$261,995,808

The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $2,501,000 were valued at Level 3 due to lack of quoted market prices. As of March 31, 2016, there were no transfers between Level 1 and Level 2.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

March 31, 2016 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3*	2,501,000
Transfers out of Level 3	—
Balance as of March 31, 2016	$2,501,000
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016 is:	$—

*There was one Level 3 security that was valued at liquidation preference plus accrued dividends on March 31, 2016.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of March 31, 2016, are as follows:

Cost	$223,443,916
Gross unrealized appreciation	$53,191,019
Gross unrealized depreciation	(14,639,127)
Net unrealized appreciation	$38,551,892

The $1,155,757 difference between the financial reporting cost basis and tax cost basis and unrealized appreciation/depreciation of the Fund’s investments is due to wash sales of portfolio investments.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	May 5, 2016

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer (Principal Financial Officer)

Date:	May 5, 2016